Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

Note 18: Income taxes

The Company has carried-forward tax losses of €130,378 thousand as of December 31, 2021 comprising:

●	French tax losses which can be carried forward indefinitely for €128,994 thousand;
●	U.S. subsidiary tax losses which can be carried forward were €1,383 thousand (being $1,566 thousand translated using the December 31, 2021 exchange rate), of which:
o	€1,008 thousand indefinitely;
o	€188 thousand expiring in 2037;
o	€144 thousand expiring in 2036; and
o	€43 thousand expiring in 2035.
●	Brazilian subsidiary tax losses for €1 thousand which can be carried forward indefinitely.

The tax rate applicable to:

●	Biophytis, is the current rate in France, i.e. 26.5%. This rate will decrease gradually to reach 25% in 2022.
●	Instituto Biophytis Do Brasil, is the current rate in Brazil, i.e. 34%.
●	Biophytis Inc., is the current rate in the United States, i.e. 21%.

In accordance with the accounting principles described in Note 2.22, no deferred tax asset has been recognized in the Financial Statements apart from those to offset deferred tax liabilities for the same tax juridictions and over the same period of recovery.

Reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Net loss	(18,946)	(25,517)	(31,247)
Income taxes	80	—	—
Loss before taxes	(19,026)	(25,517)	(31,247)
Current tax rate in France	28.00%	28.00%	26.50%
Theoretical income tax (expense) benefit	5,327	7,145	8,280
Items not subject to tax deduction	502	788	880
Share based payments	(18)	(220)	(907)
Non recognition of deferred tax assets related to tax losses and temporary differences	(5,779)	(7,711)	(8,253)
Tax rate differences	48	(2)	—
Group income taxes (expense) benefit	80	—	—
Effective tax rate	-0.4%	0.0%	0.0%

The permanent differences include the impact of the research tax credit (non-taxable operating income).

Nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Temporary differences	277	1,381	421
Losses carried forward	18,082	23,505	32,539
Total of items with a nature of deferred tax assets	18,359	24,886	32,960

Temporary differences	(605)	(528)	(526)
Total of items with a nature of deferred tax liabilities	(605)	(528)	(526)

Net total of deferred tax assets (liabilities)	17,754	24,358	32,434
Unrecognized deferred tax	(17,754)	(24,358)	(32,434)
Net total of deferred tax	—	—	—